Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of preparation	Basis of preparation:
The Reorganization was accounted for as a transaction among entities under common control under the pooling of interest method and represented a change in reporting entity whereby the financial information of Seaspan prior to the Reorganization was assumed by Atlas on a carry-over basis. Accordingly, the accompanying consolidated financial statements represent the consolidated historical operations and changes in consolidated financial position of Seaspan, which included the Company as a consolidated subsidiary from its incorporation on October 1, 2019 to February 27, 2020 and those of the Company thereafter, following the Reorganization.
These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America and the following accounting policies have been consistently applied in the preparation of the consolidated financial statements.

Principles of consolidation	Principles of consolidation :
The accompanying consolidated financial statements include the accounts of Atlas Corp. and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation.
The Company also consolidates any variable interest entities (“VIEs”) of which it is the primary beneficiary. The primary beneficiary is the enterprise that has both the power to make decisions that most significantly affect the economic performance of the VIE and has the right to receive benefits or the obligation to absorb losses that in either case could potentially be significant to the VIE. The impact of the consolidation of these VIEs is described in note 16.
The Company accounts for its investment in companies in which it has significant influence by the equity method. The Company’s proportionate share of earnings is included in earnings and added to or deducted from the cost of the investment.

Foreign currency translation	Foreign currency translation:The functional and reporting currency of the Company is the United States dollar. Transactions involving other currencies are converted into United States dollars using the exchange rates in effect at the time of the transactions. At the balance sheet date, monetary assets and liabilities that are denominated in currencies other than the United States dollar are translated into United States dollars using exchange rates at that date. Exchange gains and losses are included in net earnings.
Cash equivalents	Cash equivalents:Cash equivalents include highly liquid securities with terms to maturity of three months or less when acquired.
Inventories	Inventories:
Inventories consist primarily of spare parts and consumables. Inventories are stated at the lower of cost or net realizable value. Inventory cost is primarily determined using average or weighted average cost method, depending on the nature of the inventory.
Net realizable value is the estimated selling price in the ordinary course of business less costs to complete, disposal and transportation.

Property, plant and equipment	Property, plant and equipment:
Vessels
Except as described below, vessels are recorded at their cost, which consists of the purchase price, acquisition and delivery costs, less accumulated depreciation.
Vessels purchased from Seaspan’s predecessor upon completion of Seaspan’s initial public offering in 2005 were initially recorded at the predecessor’s carrying value.
Depreciation is calculated on a straight-line basis over the estimated useful life of each vessel, which is 30 years from the date of completion. The Company calculates depreciation based on the estimated remaining useful life and the expected salvage value of the vessel.
Vessels under construction
Vessels under construction include deposits, installment payments, interest, financing costs, transaction fees, construction design, supervision costs, and other pre-delivery costs incurred during the construction period.
Power generating equipment
Power generating equipment are recorded at their cost, which represent their original cost at the time of purchase, less accumulated depreciation. Costs incurred to mobilize and install power-generating equipment pursuant to a contract for the provision of power generation services are recorded in property, plant and equipment and are depreciated on a straight-line basis over the non-cancellable lease term to which the power generating equipment relates.
A summary of the useful lives used for calculating depreciation and amortization is as follows:

Turbines	25 years
Generators	15 years
Transformers	15 years
2.    Significant accounting policies (continued):
(f)    Property, plant and equipment (continued):
Property, plant and equipment that are held for use are evaluated for impairment when events or circumstances indicate that their carrying amounts may not be recoverable from future undiscounted cash flows. Such evaluations include the comparison of current and anticipated operating cash flows, assessment of future operations and other relevant factors. If the carrying amount of the property, plant and equipment exceeds the estimated net undiscounted future cash flows expected to be generated over the asset’s remaining useful life, the carrying amount of the asset is reduced to its estimated fair value.

Vessel dry-dock activities	Vessel dry-dock activities:Classification society rules require that vessels be dry-docked for inspection including planned major maintenance and overhaul activities for ongoing certification. The Company generally dry-docks its vessels once every five years. Dry-docking activities include the inspection, refurbishment and replacement of steel, engine components, electrical, pipes and valves, and other parts of the vessel. The Company uses the deferral method of accounting for dry-dock activities whereby capital costs incurred are deferred and amortized on a straight-line basis over the period until the next scheduled dry-dock activity.
Business combinations	Business combinations:Business combinations are accounted for under the acquisition method. The acquired identifiable net assets are measured at fair value at the date of acquisition. Deferred taxes are recognized for any differences between the fair value of net assets acquired and the related tax basis. Any excess of the purchase price over the fair value of net assets acquired is recognized as goodwill. Associated transaction costs are expensed as incurred.
Goodwill	Goodwill:Goodwill represents the excess of the purchase price of an acquired enterprise over the fair value assigned to assets acquired and liabilities assumed in a business combination. Goodwill is not amortized, but reviewed for impairment annually or more frequently if impairment indicators arise. When goodwill is reviewed for impairment, the Company may elect to assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount, including goodwill. Alternatively, the Company may bypass this step and use a fair value approach to identify potential goodwill impairment and, when necessary, measure the amount of impairment. The Company uses a discounted cash flow model to determine the fair value of reporting units, unless there is a readily determinable fair market value.
Asset retirement obligations	Asset retirement obligations:The Company records a provision and a corresponding long-lived asset for asset retirement obligations (“ARO”) when there is a legal obligation associated with the retirement of long-lived assets and the fair value of the liability can be reasonably estimated. The fair value of the ARO is measured using expected future cash flows discounted at the Company’s credit-adjusted risk-free interest rate. The liability is accreted up to the cost of retirement through interest expense over the non-cancellable lease term. The long-lived asset is depreciated straight-line over the same period. Changes in the amount or timing of the estimated ARO are recorded as an adjustment to the related asset and liability or to depreciation expense if the asset is fully depreciated.
Deferred financing fees	Deferred financing fees:Deferred financing fees represent the unamortized costs incurred on issuance of the Company’s credit facilities and other financing arrangements and are presented as a direct deduction from the related debt liability when available. Amortization of deferred financing fees on credit facilities is provided on the effective interest rate method over the term of the facility based on amounts available under the facilities. Amortization of deferred financing fees on other financing arrangements is provided on the effective interest rate method over the term of the underlying obligation. Amortization of deferred financing fees is recorded as interest expense.
Revenue	Revenue:
Containership leasing revenue
The Company derives revenue from the charter of its containership vessels. Each charter agreement is evaluated and classified as an operating lease or financing lease based on the lease term, fair value associated with the lease and any purchase options or obligations. The assessment is done at lease commencement and reassessed only when a modification occurs that is not considered a separate contract.
Charters classified as operating leases include a lease component associated with the use of the vessel and a non-lease component related to vessel management. Total consideration in the lease agreement is allocated between the lease and non-lease components based on their relative standalone selling prices. For arrangements where the timing and pattern of transfer to the lessee is consistent between the lease and non-lease components and the lease component, if accounted for separately, would be classified as an operating lease, the Company has elected to treat the lease and non-lease components as a single lease component. Revenue is recognized each day the vessels are on-hire, managed and performance obligations are satisfied.
For charters that are classified as direct financing leases and sales-type leases, the present value of minimum lease payments and any unguaranteed residual value are recognized as net investment in lease. The discount rate used in determining the present values is the interest rate implicit in the lease. The lower of the fair value of the vessel based on information available at lease commencement date and the present value of the minimum lease payments computed using the interest rate implicit specific to each lease, represents the price, from which the carrying value of the vessel and any initial direct costs are deducted in order to determine the selling profit or loss.
For financing leases that are classified as direct financing leases, the unearned lease interest income including any selling profit and initial direct costs are deferred and amortized to income over the period of the lease so as to produce a constant periodic rate of return on the net investment in lease. Any selling loss is recognized at lease commencement date.
For financing leases that are classified as sales-type leases, any selling profit or loss is recognized at lease commencement date. Initial direct costs are expensed at lease commencement date if the fair value of the vessel is different from its carrying amount. If the fair value of the vessel is equal to its carrying amount, initial direct costs are deferred and amortized to income over the term of the lease.
Power generation revenue
The Company also derives revenue from lease and service contracts that provide customers with comprehensive power generation services that include leasing of the power generation equipment, installation and dismantling services, operations and maintenance of the power generating equipment (“O&M”), operations monitoring and logistical support.
The Company earns a fixed portion of revenue on these contracts by providing megawatt capacity to its customers. Each power equipment lease contract may, depending on its terms, contain a lease component, a non-lease component or both. Lease classification is determined on a contract-specific basis. Total consideration in contracts that include a lease component associated with the use of the power-generation equipment and a non-lease component related to O&M is allocated between the lease and non-lease components based on their relative standalone selling prices. For arrangements where the timing and pattern of transfer to the lessee is consistent between the lease and non-lease components and the lease component, if accounted for separately, would be classified as an operating lease, the Company has elected to treat the components as a single lease component. Revenue is recognized over the period in which the equipment is available to the customer for use and service is provided to the customer.
Certain contracts provide for mobilization and decommissioning payments. Mobilization revenue received up front is deferred and recognized as revenue on a straight-line basis over the term of the contract. Decommissioning revenue is recognized ratably over the term of the contract, as it is earned.

Leases	Leases:
Leases classified as operating leases, where the Company is the lessee, are recorded as lease liabilities based on the present value of minimum lease payments over the lease term, discounted using the lessor’s rate implicit in the lease for each individual lease arrangement or the Company’s incremental borrowing rate, if the lessor’s implicit rate is not readily determinable. The lease term includes all periods covered by renewal and termination options where the Company is reasonably certain to exercise the renewal options or not to exercise the termination options. Corresponding right-of-use assets are recognized consisting of the lease liabilities, initial direct costs and any lease incentive payments.
Lease liabilities are drawn down as lease payments are made and right-of-use assets are depreciated over the term of the lease. Operating lease expenses are recognized on a straight-line basis over the term of the lease, consisting of interest accrued on the lease liability and depreciation of the right-of-use asset, adjusted for changes in index-based variable lease payments in the period of change.
Lease payments on short-term operating leases with lease terms of 12 months or less are expensed as incurred.
Transactions are accounted for as sale-leaseback transactions when control of the asset is transferred. For sale-leaseback transactions, where the Company is the seller-lessee, any gains or losses on sale are recognized upon transfer.

Derivative financial instruments	Derivative financial instruments:
From time to time, the Company utilizes derivative financial instruments. All of the Company’s derivatives are measured at their fair value at the end of each period. Derivatives that mature within one year are classified as current. For derivatives not designated as accounting hedges, changes in their fair value are recorded in earnings.
The Company’s hedging policies permit the use of various derivative financial instruments to manage interest rate risk.
The Company had previously designated certain of its interest rate swaps as accounting hedges and applied hedge accounting to those instruments. By September 30, 2008, the Company de-designated all of the interest rate swaps it had accounted for as hedges to that date. Subsequent to their de-designation dates, changes in their fair value are recorded in earnings.
The Company evaluates whether the occurrence of any of the previously hedged interest payments are considered to be remote. When the previously hedged interest payments are not considered remote of occurring, unrealized gains or losses in accumulated other comprehensive income associated with the previously designated interest rate swaps are recognized in earnings when and where the interest payments are recognized. If such interest payments are identified as being remote, the accumulated other comprehensive income balance pertaining to these amounts is reversed through earnings immediately.

Income taxes	Income taxes: The Company accounts for income taxes using the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for the anticipated future tax effects of temporary differences between the accounting basis and the tax basis of the Company’s assets and liabilities using the applicable jurisdictional tax rates. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. The Company recognizes the tax benefits of uncertain tax positions only if it is more-likely-than-not that a tax position taken or expected to be taken in a tax return will be sustained upon examination by the taxing authorities, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Company recognizes interest and penalties related to uncertain tax positions in income tax expense in the Company's consolidated statements of operations.
Share-based compensation	Share-based compensation:
The Company grants phantom share units, restricted shares, restricted stock units and stock options to certain of its officers, members of management and directors as compensation. Compensation cost is measured at the grant date fair values as follows:
•Restricted shares, phantom share units and restricted stock units are measured based on the quoted market price of the Company’s common shares on the date of the grant.
•Stock options are measured at fair value using the Black-Scholes model.
The fair value of each grant is recognized on a straight-line basis over the requisite service period. The Company accounts for forfeitures in share-based compensation expense as they occur.

Fair value measurement	Fair value measurement:
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. The hierarchy is broken down into three levels based on the observability of inputs as follows:
•Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.
•Level 2 — Valuations based on one or more quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
•Level 3 — Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Earnings per share	Earnings per share:
The treasury stock method is used to compute the dilutive effect of the Company’s share-based compensation awards, warrants and convertible instruments, where the presumption of share settlement has been overcome. Under this method, the incremental number of shares used in computing diluted earnings per share (“EPS”) is the difference between the number of shares assumed issued and purchased using assumed proceeds.
The if-converted method is used to compute the dilutive effect of the Company’s convertible instruments where the presumption of share settlement has not been overcome. Under the if-converted method, the instruments are assumed to have been converted at the share price applicable at the end of the period, if dilutive.
Contingently issuable shares are included in diluted EPS as of the beginning of the period, if contingencies are satisfied by the end of the period. If contingencies have not been satisfied by the end of the period, the number of contingently issuable shares included in diluted EPS is based on the number of shares, if any, that would be issuable if the end of the reporting period were the end of the contingency period, if the result is dilutive.
The cumulative dividends applicable to the Series D, E, G, H, I and J preferred shares reduce the earnings available to common shareholders, even if not declared.

Use of estimates	Use of estimates:
The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the:
•reported amounts of assets and liabilities,
•disclosure of contingent assets and liabilities at the balance sheet dates; and
•reported amounts of revenue and expenses during the reporting fiscal periods.
Areas where accounting judgments and estimates are significant to the Company and where actual results could differ from those estimates, include, but are not limited to the:
•assessment of going concern;
•assessment of property, plant and equipment useful lives;
•expected salvage values;
•recoverability of the carrying value of property, plant and equipment and intangible assets with finite lives which are subject to future market events;
•recoverable value of goodwill;
•fair values of assets acquired and liabilities assumed from business combination;
•fair value of asset retirement obligations; and
•fair value of interest rate swaps, other derivative financial instruments and contingent consideration asset.

Comparative information	Comparative information:Certain information has been reclassified to conform to the financial statement presentation adopted for the current year.
Recently adopted accounting pronouncements	Recently adopted accounting pronouncements:
Measurement of credit loss
Effective January 1, 2020, the Company adopted Accounting Standards Update (“ASU”) 2016-13, “Measurement of Credit Loss on Financial Instruments”. ASU 2016-13 replaces the current incurred loss impairment methodology with the expected credit loss impairment model (“CECL”), which requires consideration of a broader range of reasonable and supportable information to estimate expected credit losses over the life of the instrument instead of only when losses are incurred. This standard applies to financial assets measured at amortized cost basis and net investments in leases recognized by the lessor. Upon adoption, a cumulative effect adjustment of $2,293,000 was made to deficit as part of the modified retrospective transition approach.
Simplifying test for goodwill impairment
Effective January 1, 2020, the Company adopted ASU 2017-04, “Simplifying the Test for Goodwill Impairment.” ASU 2017-04 eliminates the need to determine the fair value of individual assets and liabilities of a reporting unit to measure the implied goodwill impairment. As a result of the adoption, the Company now calculates goodwill impairment as the amount by which the carrying value exceeds fair value of a reporting unit, not to exceed the carrying amount of goodwill.
2.    Significant accounting policies (continued):
(u)    Recently adopted and future accounting pronouncements (continued):
Discontinuation of LIBOR
The Company adopted ASU 2020-04, “Reference Rate Reform (Topic 848)”, prospectively to contract modifications. The guidance provides optional relief for the discontinuation of LIBOR resulting from rate reform. Contract terms that are modified due to the replacement of a reference rate are not required to be remeasured or reassessed under FASB’s relevant U.S. GAAP Topic. The election is available by Topic. The Company has elected to apply the optional relief for contracts under ASC 470, “Debt”, ASC 840 and 842, “Leases”, and ASC 815, “Derivatives and Hedging”. There was no impact to the Company's financial statements upon initial adoption. The LIBOR replacement modifications for Debt contracts will be accounted for by prospectively adjusting the effective interest rate in the agreements. Existing lease and derivative contracts will require no reassessments. Transition activities are focused on the conversion of existing LIBOR based contracts to the Secured Overnight Financing Rate.
Debt with conversion and other options
Effective January 1, 2022, the Company adopted ASU 2020-06, “Debt – Debt with Conversion and Other Options (Subtopic 470-20)” (“ASU 2020-06”), using the modified retrospective method, whereby the cumulative effect adjustment was made as of the date of the initial application. Accordingly, financial information and disclosures in the comparative period were not restated. The impact of the adoption of ASU 2020-06 resulted in an adjustment of $5,073,000 to opening retained earnings at January 1, 2022 related to the unamortized debt discount that was initially recorded when the convertible notes were issued. Under ASU 2020-06, the accounting for convertible debt instruments is simplified by reducing the number of accounting models and circumstances when embedded conversion features are separately recognized. This update also revises the method in which diluted earnings per share is calculated related to certain instruments with conversion features, among other clarifications. As a result of the adoption, the Company recognizes the maximum potential dilutive effect of its exchangeable notes in diluted EPS using the if-converted method effective January 1, 2022.